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Richard Horowitz

Richard.Horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

July 16, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	TPG Private Markets Fund
File Nos. 333-285869 and 811-24064
Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, TPG Private Markets Fund (the “Fund”), a newly-organized closed-end management investment company, has enclosed Pre-Effective Amendment No. 3 to the Fund’s registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-2 (“Registration Statement”). This filing is being made for the purpose of incorporating comments received from the staff of the U.S. Securities and Exchange Commission in connection with the Fund’s Registration Statement.

Please contact me at (212) 698-3525 with any questions or comments.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz